UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



             Read  instructions at end of Form before preparing Form.




1.     Name and address of issuer:  New Century Portfolios
                                    20 William Street, Suite 330
                                    Wellesley, MA 02481-4102



2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
                                                                       |X|



3.     Investment Company Act File Number:          811-5646

       Securities Act File Number:          33-24041



4(a). Last day of fiscal year for which this Form is filed:       10/31/99



4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

       Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.

5. Calculation of registration fee:

(i)  Aggregate sale price of securities sold during the
     fiscal year pursuant to section 24(f):                    $    39,046,271
                                                               ---------------

(ii) Aggregate price of securities redeemed or
     repurchased during the fiscal year:                         $  18,812,662
                                                                 -------------

(iii) Aggregate price of securities
      redeemed or repurchased
      during any prior
      fiscal year ending no
      earlier  than October 11, 1995
      that were not previously used
      to reduce registration
      fees payable to the Commission:    $     -
                                         -------------

(iv)  Total available redemption credits
      [add items 5(i) and 5(iii)]:                               $  18,812,662
                                                                 -------------


(v)   Net sales--if item 5(i) is greater than item 5(iv)
      [subtract item 5(iv) from item 5(i)]:                    $    20,233,609
                                                               ---------------


(vi)  Redemption  credits
      available for use
      in future years
      --if item 5(i) is
      less than item 5(iv)
      [subtract item 5(iv)
      from item 5(i)]:                   $  (    0)
                                        -------------


(vii)  Multiplier for determining
       registration fee (See
       Instruction C.9):                                      x       .000264
                                                              ---------------
(viii) Registration fee due
       [multiply item 5(v) by item
       5(viii)] (enter "0" if no fee is due):                 =$        5,342
                                                               ==============



6.     Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of share or other units) deducted here: 0 . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

                        0 .


7. Interest due--if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                     +$    0
                                                                     --------



8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                              =$        5,342
                                                              ================

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:


       Method of Delivery:

                           |_|      Wire Transfer
                           |X|      Mail or other means




                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*                     /s/   Ellen M. Bruno
                                                    Secretary and Treasurer

Date      12/28/99




 *Please print the name and title of the signing officer below the signature.